GS Mortgage-Backed Securities Trust 2022-RPL2

Exhibit 99.3 - Schedule 2

GS Loan Number	Seller/Servicing Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	Subject to Predatory	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Missing Final Til	Missing Final HUD	Missing Title Policy
XXXX	XXXX	XXXX	2				2	*** (Open) Right to Rescind Missing > XXXX Mos:- EV2	*** (Open) Compliance COMMENT:XXXX: The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1				1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT:XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	0
XXXX	XXXX	XXXX	3				3	*** (Open) Flood Cert Missing:- EV2 *** (Open) Inaccurate Mortgage:- EV3	*** (Open) Compliance COMMENT: XXXX: The Flood Cert is missing from the Loan file. *** (Open) Compliance COMMENT: XXXX: The Mortgage was not completed accurately. Balloon rider missing rom the file	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	0
XXXX	XXXX	XXXX	1				1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XXXX: The loan is in compliance with all applicable laws and regulations	No	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1				1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	0
XXXX	XXXX	XXXX	3	3	*** (Open) TILA APR/Finance Charge Testing > XXXX Mos:- EV2 *** (Open) TILA Data Validation:- EV3 *** (Open) TILA APR/Finance Charge Testing > XXXX Mos:- EV2	*** (Open) Compliance

COMMENT: XXXX:

The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Open) Compliance

COMMENT: XXXX:

The annual percentage rate (APR) is XXXX%. The disclosed APR of XXXX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

*** (Open) Compliance

COMMENT: XXXX:

The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).
										Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2	2	*** (Open) TILA APR/Finance Charge Testing > XXXX Mos:- EV2 *** (Open) Rescission Test > XXXX Mos:- EV2	*** (Open) Compliance

COMMENT: XXXX:

The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. The annual percentage rate (APR) is XXXX%. The disclosed APR of XXXX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Open) Compliance

COMMENT: XXXX:

The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).
										Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	4				4	*** (Open) Missing Note:- EV4	*** (Open) Compliance COMMENT: XXXX: The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.	Yes	No	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2				2	*** (Open) TILA APR/Finance Charge Testing > XXXX Mos:- EV2	*** (Open) Compliance COMMENT: XXXX: The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).	Yes	Yes	Final HUD1 TIL Itemization	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1				1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2				2	*** (Open) Right to Rescind Missing > XXXX Mos:- EV2	*** (Open) Compliance COMMENT: XXXX: The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e). Missing wife XXXX .	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1				1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2				2	*** (Open) Rescission Test > XXXX Mos:- EV2 *** (Open) Right to Rescind Inaccurate > XXXX Mos:- EV2	*** (Open) Compliance COMMENT: XXXX: The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e). *** (Open) Compliance COMMENT: XXXX: Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1